Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Off Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Fair value of financial instruments in the balance sheet
Following is a summary of the Company’s financial instruments which have been valued at fair value in the Company’s Consolidated Balance Sheets at December 31, 2013 and 2012:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Total
(dollars in millions)	2013	2012	2013	2012	2013	2012

Cash and cash equivalents:
Cash	$617.8	$447.1	$–	$–	$617.8	$447.1
Certificates of deposit	–	0.2	–	–	–	0.2
Money market funds	1,172.4	429.1	–	–	1,172.4	429.1
Commercial paper	–	–	3.9	202.7	3.9	202.7
U.S. treasury securities	–	17.6	–	–	–	17.6
U.S. non-governmental agency asset-backed securities	–	–	–	41.4	–	41.4
U.S. corporate obligations	–	18.9	–	–	–	18.9
Non-U.S. bank and other obligations	18.8	28.8	–	–	18.8	28.8
Short-term investments:
Commercial paper	–	–	–	253.9	–	253.9
Certificates of deposit	–	3.0	–	–	–	3.0
U.S. Treasury securities	41.0	64.5	–	–	41.0	64.5
U.S. non-governmental agency asset-backed securities	–	–	–	99.5	–	99.5
U.S. corporate obligations	–	96.1	–	–	–	96.1
Non-qualified plan assets:
Money market funds	1.0	1.1	–	–	1.0	1.1
Domestic bond funds	2.9	2.4	–	–	2.9	2.4
International bond fund	0.3	0.1	–	–	0.3	0.1
Domestic equity funds	5.5	3.6	–	–	5.5	3.6
International equity funds	2.7	2.1	–	–	2.7	2.1
Blended equity funds	3.8	2.6	–	–	3.8	2.6
Common stock	2.3	2.1	–	–	2.3	2.1
Derivatives, net asset (liability):
Foreign currency contracts	–	–	19.0	19.9	19.0	19.9

	$1,868.5	$1,119.3	$22.9	$617.4	$1,891.4	$1,736.7

Information relating to the contracts and estimated fair values recorded in the Company's Consolidated Balance Sheets

Total gross volume bought (sold) by notional currency and maturity date on open foreign currency forward contracts at December 31, 2013 was as follows:

Notional Amount - Buy					Notional Amount - Sell
(in millions)	2014	2015	2016	Total	2014	2015	2016	Total

Notional currency in:
Euro	157.8	9.9	10.2	177.9	(45.3)	–	–	(45.3)
Malaysian ringgit	28.4	–	–	28.4	–	–	–	–
Norwegian krone	1,269.7	318.5	7.8	1,596.0	(406.4)	(64.4)	–	(470.8)
Pound Sterling	113.5	17.3	0.8	131.6	(1.3)	–	–	(1.3)
U.S. dollar	182.1	–	–	182.1	(677.2)	(136.3)	(25.8)	(839.3)

Schedule of fair values of derivative financial instruments of balance sheets
The fair values of derivative financial instruments recorded in the Company’s Consolidated Balance Sheets were as follows:

	December 31,
	2013		2012
(dollars in millions)	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedges:
Foreign exchange contracts –
Current	$28.3	$10.4	$20.4	$5.7
Non-current	2.8	1.7	2.3	0.4
Total derivatives designated as hedges	31.1	12.1	22.7	6.1

Derivatives not designated as hedges:
Foreign exchange contracts –
Current	5.6	5.6	3.3	–
Non-current	–	–	–	–
Total derivatives not designated as hedges	5.6	5.6	3.3	–

Total derivatives	$36.7	$17.7	$26.0	$6.1

Pre-tax gain (loss) from ineffective portion of derivatives
The amount of pre-tax gain (loss) from the ineffective portion of derivatives designated as hedging instruments and from derivatives not designated as hedging instruments was:

	Year Ended December 31,
(dollars in millions)	2013	2012	2011

Derivatives designated as hedging instruments:
Foreign currency contracts –
Cost of sales	$1.3	$0.4	$(0.8)

Derivatives not designated as hedging instruments:
Foreign currency contracts –
Cost of sales	7.3	1.9	(0.5)
Other costs	(1.1)	15.7	(9.3)

Equity call options -
Other costs	–	–	(12.2)

Interest rate swaps -
Interest, net	–	–	(0.2)

Total pre-tax gain (loss)	$7.5	$18.0	$(23.0)